Document and Entity Information	Oct. 21, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2022
Entity Registrant Name	RMG ACQUISITION CORP. III
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40013
Entity Tax Identification Number	98-1574120
Entity Address, Address Line One	57 Ocean, Suite 403
Entity Address, Address Line Two	5775 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	786
Local Phone Number	584-8352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001838108
Amendment Flag	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	RMGCU
Security Exchange Name	NASDAQ
Class A Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	RMGC
Security Exchange Name	NASDAQ
Redeemable Warrants Exercisable For Class Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	RMGCW
Security Exchange Name	NASDAQ